Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Provision for Income Tax [Abstract]
Current income tax expense	$ 71,056	$ 20,305
Uncertain tax provisions	213,228	2,416,499
Deferred income tax expense
Income tax provision	$ 284,284	$ 2,436,804